UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13 F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):          [_] is a restatement.
                                           [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Broadmark Asset Management, LLC
Address:   12 East 52nd Street
           3rd Floor
           New York, NY 10022

13F File Number: 28-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jerome Crown
Title:       Chief Financial Officer
Phone:       212-586-6566

Signature, Place and Date of Signing:

/s/  Jerome Crown             New York, NY                  August 14, 2012
----------------------    ---------------------     ----------------------------
   [Signature]               [City, State]                     [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT

[_]      13F NOTICE

[_]      13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   1

Form 13F Information Table Value Total:   $953
                                        (thousands)

List of Other Included Managers:

No.          Form 13F File Number              Name

1.           028-12088                         Forward Management, LLC


                                                        FORM 13F INFORMATION TABLE
                                                      Broadmark Asset Management LLC
                                                               June 30, 2012

COLUMN 1           COLUMN 2          COLUMN 3     COLUMN 4         COLUMN 5      COLUMN 6      COLUMN 7           COLUMN 8

                                                  VALUE      SHS OR   SH/  PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS    CUSIP        (x$1000)   PRN AMT  PRN  CALL  DISCRETION    MGRS       SOLE     SHARED   NONE
--------------     ---------------   ------       ---------  -------- ---- ----- -----------   -----      -----    -------  -----
PROSHARES TR II    ULTRA SILVER      74347W841    953        25,000        PUT    OTHER         1         10,400   14,600   0



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